Consolidated Balance Sheets (Parenthetical) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Preferred stock par value	$ 0	$ 0
Preferred stock shares unlimited	Unlimited	Unlimited
Preferred stock shares issued	333,333	333,333
Preferred stock shares outstanding	333,333	333,333
Common stock par value	$ 0	$ 0
Common stock shares unlimited	Unlimited	Unlimited
Common stock shares issued	3,214,445	2,369,995
Common stock shares outstanding	3,214,445	2,369,995